Other liabilities (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Lease liabilities [abstract]
Opening Balance on December 31, 2018 - IAS 17	R$ 827,574
Initial adoption - IFRS 16	4,176,611
Adjusted balance on January 1, 2019	5,004,185
Remeasurement and new contracts	1,362,692
Payments	(1,067,573)
Appropriation of financial charges	410,195
Exchange variation	15,461
Closing balance on December 31, 2019	R$ 5,724,960